As filed with the Securities and Exchange Commission on July 20, 2007.
Registration No. 33-11371
File No. 811-4982

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________________

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 50	☒
and/or
REGISTRATION STATEMENT UNDER THE	☒
INVESTMENT COMPANY ACT OF 1940
Amendment No. 52
(Check appropriate box or boxes)
__________________________

HEARTLAND GROUP, INC.
(Exact Name of Registrant as Specified in Charter)

789 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (414) 347-7777

NICOLE J. BEST
Vice President and Chief Compliance Officer
Heartland Group, Inc.
789 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
CONRAD G. GOODKIND, ESQ.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PLEASE NOTE: this post-effective filing supplements Heartland Group Inc.’s (the “Funds”) existing registration statement, dated April 26, 2007, solely for the purpose of reflecting changes which are expected to be made to the Funds effective as of August 1, 2007. In light of the limited number of changes to the registration statement which are necessary to reflect the changes to the Funds, this filing incorporates by reference, in their entirety, Part A and Part B of the existing registration statement, subject only to proposed changes which are reflected in the form of prospectus and statement of additional information sticker supplements.

PART A
Incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Registrant, file no. 33-11371, filed on April 26, 2007, as supplemented as follows:

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated July 16, 2007 to
Prospectus Dated May 1, 2007

Change in Distributors

The Heartland Funds Board of Directors has approved a change in the Funds’ Distributor, effective August 1, 2007. At that time, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, will replace Heartland Investor Services, LLC, which is an indirect wholly owned subsidiary of The BISYS Group, Inc. (“BISYS”).

The Heartland Funds Board approved this change as a result of a proposed merger between BISYS and Citibank N.A. (“Citi”) and a wholly owned subsidiary of Citi (the “Merger”). BISYS has determined that it will cease to serve as a principal underwriter to mutual funds shortly after consummation of the Merger. There will be no change in management of the Funds, their portfolio managers, or in the investment objectives or strategies of the Funds.

Amendments to Prospectus

Because of this change in the Funds’ Distributor effective August, 1, 2007, the Funds’ Prospectus will be amended as follows, effective August 1, 2007:

All references to “Heartland Investor Services, LLC” on pages 7 and 9 of the Funds’ Prospectus shall be replaced with “ALPS Distributors, Inc.”

The section under the heading “DISTRIBUTOR” on page 24 of the Prospectus shall be revised to state “ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203”, and all other references to “Heartland Investor Services, LLC” on page 24 of the Funds’ Prospectus shall be replaced with “ALPS Distributors, Inc.”

The text on the back cover of the Funds’ Prospectus that reads “HEARTLAND INVESTOR SERVICES, LLC, DISTRIBUTOR, 3435 STELZER ROAD, COLUMBUS, OHIO 43219” shall be replaced with “ALPS DISTRIBUTORS, INC., 1290 BROADWAY, SUITE 1100, DENVER, COLORADO 80203”, and all other references to “Heartland Investor Services, LLC” on the back cover of the Funds’ Prospectus shall be replaced with “ALPS Distributors, Inc.”

PART B
Incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Registrant, file no. 33-11371, filed on April 26, 2007, as supplemented as follows:

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated July 16, 2007 to
Statement of Additional Information Dated May 1, 2007

Change in Distributors

The Heartland Funds Board of Directors has approved a change in the Funds’ Distributor, effective August 1, 2007. At that time, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, will replace Heartland Investor Services, LLC, which is an indirect wholly owned subsidiary of The BISYS Group, Inc. (“BISYS”).

The Heartland Funds Board approved this change as a result of a proposed merger between BISYS and Citibank N.A. (“Citi”) and a wholly owned subsidiary of Citi (the “Merger”). BISYS has determined that it will cease to serve as a principal underwriter to mutual funds shortly after consummation of the Merger. There will be no change in management of the Funds, their portfolio managers, or in the investment objectives or strategies of the Funds.

Amendments to Statement of Additional Information

Because of this change in the Funds’ Distributor effective August, 1, 2007, the Funds’ Statement of Additional Information (the “SAI”) will be amended as follows, effective August 1, 2007:

All references to “Heartland Investor Services, LLC” and “Heartland Investor Services” on pages 1, 38, 43, 44, 47, and 48 of the Funds’ SAI shall be replaced with “ALPS Distributors, Inc.” and “ALPS Distributors”, respectively.

The first paragraph under the heading “DISTRIBUTION OF SHARES” on page 55 of the SAI shall be revised to state “ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1100, Denver, Colorado 80203, acts as principal underwriter and distributor of the shares of the Funds.”

The footnote on page 57 of the Funds’ SAI that reads “* Includes compensation to Heartland Investor Services, LLC, other broker-dealers and financial institutions.” shall be replaced with the following: “* Includes compensation to Heartland Investor Services, LLC (the Funds’ former distributor), other broker-dealers and financial institutions.”

Part C. Other Information

Item 23	Exhibits
(a.1)	Articles of Incorporation(4)

(a.2)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Nebraska Tax Free Fund(3)

(a.3)
Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Small Cap Contrarian Fund, and to create a series known as the Heartland Taxable Short Duration Municipal Fund(5)

(a.4)	Certificate of Correction to Articles Supplementary to correct the name of the Heartland Taxable Short Duration Municipal Fund and to correct the provision regarding a small account fee(7)

(a.5)	Articles Supplementary to add a provision regarding an early redemption fee(7)

(a.6)	Articles of Amendment to change the name of the Heartland U.S. Government Securities Fund series to the Heartland Government Fund(7)

(a.7)	Articles of Amendment to change the name of the Heartland Large Cap Value Fund series to the Heartland Select Value Fund(7)

(a.8)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Mid Cap Value Fund(7)

(a.9)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Wisconsin Tax Free Fund(11)

(a.10)
Form of Articles Supplementary to withdraw the designation of, and to discontinue, three of its series known as the Heartland Short Duration High-Yield Municipal Fund, Heartland High-Yield Municipal Bond Fund and Heartland Taxable Short Duration Municipal Fund(14)

(b)	Amended and Restated Bylaws(12)

(c.1)	Articles Sixth through Eighth and Article Tenth of the Articles of Incorporation (see Exhibit a.1)

(c.2)	Articles Supplementary (see Exhibits a.2, a.3. a.8 and a.9)

(c.3)	Articles II, VI, IX and X of the Bylaws (see Exhibit b)

(d.1)	Investment Advisory Agreement for the Heartland Value Fund(4)

(d.2)	Investment Advisory Agreement for Heartland Select Value and Value Plus Funds(2)

(d.3)	Amended Schedule A to Investment Advisory Agreement adding Heartland Short Duration High-Yield Municipal and Heartland High-Yield Municipal Bond Funds(2)

(d.4)	Investment Management Agreement for the Heartland Taxable Short Duration Municipal Fund(5)

(e.1)	Distribution Agreement between Heartland Group, Inc. and ALPS Distributors, Inc.*

(e.2)	Form of Broker Dealer Selling Agreement*

(e.3)	Form of Shareholder Servicing Agreement*

(f)	Not applicable

(g)	Custodian Agreement with Brown Brothers Harriman & Co.(12)

(h.1)	Transfer and Dividend Disbursing Agency Agreement with BISYS Fund Services Ohio, Inc.(10)

(h.2)	Heartland Group, Inc.’s Rule 10f-3 Plan(4)

(h.3)	Administration Agreement(5)

(h.4)	Accounting and Bookkeeping Agreement(5)

(h.5)	Fund Accounting Agreement(9)

(h.6)	Amendment to Transfer Agency Agreement, Fund Accounting Agreement and Blue Sky Services Agreement(14)

(h.7)	Amendment to Fund Accounting Agreement(14)

(h.8)	Form of Sub-Transfer Agency Agreement for Employee Benefit Plan Services(10)

(h.9)	Power of Attorney(12)

(h.10)	Credit Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(13)

(i)	Opinion of Counsel(7)

(j.1)	Consent of Independent Registered Public Accounting Firm(15)

(j.2)	Consent of Counsel*

(k)	Not applicable

(l)	Not applicable

(m.1)	Heartland Group Inc.’s Amended and Restated Rule 12b-1 Plan (effective as of August 1, 2007)*

(n)	Not applicable

(o)	Reserved

(p.1)	Heartland Group, Inc.’s and Heartland Advisors, Inc.’s Business Conduct Rules and Code of Ethics (Amended as of January 3, 2007)(15)

(p.2)	ALPS Distributors, Inc.’s Code of Ethics*

* Filed herewith.

(1)	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of Registrant filed on or about August 9, 1996.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Registrant filed on or about October 18, 1996.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Registrant filed on or about January 30, 1997.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Registrant filed on or about October 13, 1998.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Registrant filed on or about October 15, 1998.

(6)	Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Registrant filed on or about February 26, 1999.

(7)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Registrant filed on or about October 6, 1999.

(8)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of Registrant filed on or about March 2, 2000.

(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of Registrant filed on or about March 2, 2001.

(10)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Registrant filed on or about March 1, 2002.

(11)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Registrant filed on or about November 4, 2002.

(12)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Registrant filed on or about February 27, 2004.

(13)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Registrant Filed on or about March 1, 2005.

(14)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of Registrant filed on or about April 25, 2006.

(15)	Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Registrant filed on or about April 26, 2007.

Item 24.	Persons Controlled by or Under Common Control with the Fund

Not Applicable. See “Control Persons and Principal Holders of Securities” in Part B.

Item 25.	Indemnification

Reference is made to Article IX of the Fund’s Amended and Restated Bylaws filed as Exhibit (b) to this Post-Effective Amendment No. 46 to the Fund’s Registration Statement with respect to the indemnification of the Fund’s directors and officers, which is set forth below:

Section 9.1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (“Proceeding”), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:

(a)
whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation (“disabling conduct”); and

(b)	the Corporation shall not indemnify any person unless:

(1)
the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

(2)
absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

Expenses (including attorneys’ fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

(1)	such person shall provide adequate security for his undertaking;
(2)	the Corporation shall be insured against losses arising by reason of such advance; or
(3)
a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

Section 9.2. Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

Item 26.	Business and Other Connections of the Investment Adviser

Heartland Advisors, Inc.

Heartland Advisors, Inc. acts as the investment advisor to three of the Heartland Funds (Select Value, Value Plus and Value Funds). William J. Nasgovitz, a director and President of Heartland Group, Inc., is a controlling person of Heartland Advisors through his indirect ownership of a majority of its voting common stock. Mr. Nasgovitz has indicated he intends to retain control of Heartland Advisors, Inc. through continued indirect ownership of a majority of its outstanding voting stock.

Set forth below is a list of the officers and directors of Heartland Advisors, Inc. as of April 16th, 2007, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

NAME	POSITION AND OFFICES WITH HEARTLAND ADVISORS, INC.	OTHER

William J. Nasgovitz	President and Chief Executive Officer	President and Director, Heartland Group, Inc., since December 1984.

Paul T. Beste	Chief Operating Officer and Secretary	Vice President, Heartland Group, Inc., since September 1997; Secretary, Heartland Group, Inc., since November 2005; Secretary and Treasurer, Heartland Value Manager, LLC, since August 2000

Nicole J. Best	Senior Vice President, Chief Compliance Officer	Vice President and Chief Compliance Officer, Heartland Group, Inc., since November 2005; Treasurer and Principal Accounting Officer, Heartland Group, Inc., from June 2000 to November 2005.

David C. Fondrie	Senior Vice President, Director	Chief Executive Officer, Heartland Group, Inc., since May 2006.

Christine A. Roberts	Vice President, Treasurer	Vice President, Treasurer and Principal Accounting Officer since January 2007.
Hugh F. Denison	Senior Vice President	None.

Kevin D. Clark	Senior Vice President	None.

Michael T. Riggs	Senior Vice President	None.

D. Rodney Hathaway	Vice President	None.

Bradford A. Evans	Vice President	None.

Theodore D. Baszler	Vice President	None.

Matthew J. Miner	Vice President	None.

Kimberly R. O’Connor	Vice President	None.

Aaron A. Picard	Vice President	None.

Jeffrey J. Kohl	Vice President	None.

Michael H. DiStefano	Vice President	None.

Michael D. Petroff	Vice President	None.

Jeanne Kolimaga	Vice President	None.

Item 27.	Principal Underwriters

(a)
ALPS Distributors, Inc. acts as the principal underwriter and distributor of the shares of each of the Heartland Funds. ALPS Distributors, Inc. acts as the principal underwriter or distributor of the following other funds: AARP Funds, Ameristock Mutual Fund, Inc.; BLDRS Index Fund Trust; Campbell Multi-Strategy Trust; CornerCap Group of Funds; DIAMONDS Trust; Drake Funds; Financial Investors Trust; Financial Investors Variable Insurance Trust; Fifth Third Funds; Firsthand Funds; Henssler Funds, Inc.; Holland Balanced Fund; Laudus Trust; Milestone Funds; PowerShares QQQ 100 Trust Series 1; Scottish Widows Investment Partnership; SPDR Trust; MidCap SPDR Trust; Select Sector SPDR Trust; State Street Institutional Investment Trust; Stonebridge Funds, Inc.; Utopia Funds; W. P. Stewart Funds; Wasatch Funds; Westcore Trust; Williams Capital Liquid Assets Fund; and WisdomTree Trust.

ALPS Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(b)	The directors and executive officers of ALPS Distributors, Inc., the distributor for each of the Heartland Funds, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions & Offices with Registrant
Edmund J. Burke	President, Director	None
Thomas A. Carter	Managing Director - Business Development, Director	None
Jeremy O. May	Managing Director - Operations and Client Service, Assistant Secretary, Director	None
Cameron L. Miller	Director	None
Robert J. Szydlowski	Chief Technology Officer	None
Diana Adams	Vice President, Controller, Treasurer	None
Tané T. Tyler	General Counsel, Secretary	None
Bradley J. Swenson	Chief Compliance Officer	None

* C/O ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

(c)
ALPS Distributors, Inc. assumed the role as principal underwriter and distributor of the shares of each of the Heartland Funds on August 1, 2007, and therefore it did not receive any income from the Registrant during the Registrant’s last fiscal year.

Item 28.	Location of Accounts and Records

(a)	Heartland Group, Inc. 789 North Water Street, Suite 500 Milwaukee, Wisconsin 53202
(b)
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

ALPS Distributors, Inc.
789 North Water Street, Suite 500
Milwaukee, Wisconsin 53202

(c)	Brown Brothers Harriman & Co. 40 Water Street Boston, Massachusetts 02109
Item 29.	Management Services
Not applicable

Item 30.	Undertakings
Not applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin on the 20th day of July, 2007.

HEARTLAND GROUP, INC.

By:	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on this 20th day of July, 2007, by the following persons in the capacities indicated.

SIGNATURE	TITLE

/s/ David C. Fondrie	Chief Executive Officer
David C. Fondrie

/s/ Christine A. Roberts	Treasurer and Principal Accounting Officer (Chief Financial and Accounting Officer)
Christine A. Roberts

/s/ William J. Nasgovitz	Director and President
William J. Nasgovitz

/s/ Robert A. Rudell*	Director
Robert A. Rudell

/s/ Dale J. Kent*	Director
Dale J. Kent

/s/ Michael D. Dunham*	Director
Michael D. Dunham

*By:	/s/ William J. Nasgovitz
William J. Nasgovitz

Pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Description

(e.1)	Distribution Agreement between Heartland Group, Inc. and ALPS Distributors, Inc.

(e.2)	Form of Broker Dealer Selling Agreement

(e.3)	Form of Shareholder Servicing Agreement

(j.2)	Consent of Counsel

(m.1)	Heartland Group Inc.’s Amended and Restated Rule 12b-1 Plan (effective as of August 1, 2007)

(p.2)	ALPS Distributors, Inc.’s Code of Ethics